Supplement to the currently effective Statements of Additional Information for the listed fund:


DWS Core Plus Income Fund

--------------------------------------------------------------------------------

The following replaces similar disclosure under "Investment Restrictions" section of the fund's Statements of Additional Information:

The Fund may invest in foreign currencies (utilizing instruments such as forward foreign currency exchange contracts) for both hedging and non-hedging purposes, although no more than 15% of its total assets in currencies may be used for these purposes.


The following replaces similar disclosure under "Investment Policies and Techniques - General Investment Objectives and Policies" section of the fund's Statements of Additional Information:

The Fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation. The Fund primarily invests in US dollar-denominated fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. A significant portion of the Fund's assets may also be allocated among foreign investment grade fixed income securities, high yield bonds of US and foreign issuers (including high yield bonds of issuers in countries with new or emerging securities markets), or, to maintain liquidity, in cash or money market instruments. The Fund may invest up to 25% of its total assets in foreign investment grade bonds (those considered to be in the top four grades of credit quality). In addition, the Fund may also invest up to 35% of total assets in securities of US and foreign issuers that are below investment grade (rated as low as the sixth credit grade, i.e., grade B, or otherwise known as junk bonds), including investment in US dollar or foreign currency denominated bonds of issuers located in countries with new or emerging securities markets. The Fund may invest up to 25% of total assets in US dollar denominated securities or 20% of total assets in foreign currency denominated bonds of issuers located in countries with new or emerging securities markets. The Fund may have an exposure of up to 15% of total assets in foreign currencies. Currency forward contracts are permitted for both non-hedging and hedging purposes.


The following supplements similar information in the "Investment Advisor" section of the fund's Statements of Additional Information:

Effective December 1, 2008 through November 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund so that the total operating expenses for each class of the Fund will not exceed 0.95% for Class A shares, 1.70% for both Class B and Class C shares and 0.70% for Class S shares, in each instance excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.


The following supplements information under "Subadvisor" in the "Investment Advisor" section of the fund's Statements of Additional Information:

On September 19, 2008 the Fund's Board approved the termination of Aberdeen Asset Management Inc. ("AAMI") as the Fund's subadvisor and Aberdeen Asset Management Investment Services Limited ("AAMISL") as the Fund's sub-subadvisor. Effective December 1, 2008, the Advisor will assume all day-to-day advisory responsibilities for the Fund that were previously delegated to AAMI and AAMISL.

The following information supplements and replaces similar information for the entire portfolio management team contained in the "Management of the Fund" section of the fund's Statements of Additional Information.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund as well as in all DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of September 30, 2008.

Name of                     Dollar Range of Fund Shares   Dollar Range Of All DWS Fund
Portfolio Manager                      Owned                       Shares Owned
-----------------                      -----                       ------------

Kenneth R. Bowling                      None                       $1 - $10,000
Jamie Guenther                          None                       $1 - $10,000
John Brennan                            None                           None
Bruce Harley                            None                    $10,001 - $50,000
J. Richard Robben                       None                    $10,001 - $50,000
David Vignolo                           None                   $100,001 - $500,000
J. Kevin Horsley                        None                    $10,001 - $50,000
Stephen Willer                          None                    $10,001 - $50,000

Conflicts of Interest

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of September 30, 2008.

Other SEC Registered Investment Companies Managed:

                                                                             Number of Investment
                                                      Total Assets of       Company Accounts with     Total Assets of
Name of                     Number of Registered   Registered Investment         Performance-           Performance-
Portfolio Manager           Investment Companies         Companies                Based Fee          Based Fee Accounts
-----------------           --------------------         ---------                ---------          ------------------

Kenneth R. Bowling                   0                       $0                       0                      $0
Jamie Guenther                       0                       $0                       0                      $0
John Brennan                         2                 $1,698,664,154                 0                      $0
Bruce Harley                         0                       $0                       0                      $0
J. Richard Robben                    2                 $1,698,664,154                 0                      $0
David Vignolo                        0                       $0                       0                      $0
J. Kevin Horsley                     0                       $0                       0                      $0
Stephen Willer                       0                       $0                       0                      $0




Other Pooled Investment Vehicles Managed:

                                                                       Number of Pooled Investment
                                                   Total Assets of        Vehicle Accounts with       Total Assets of
Name of                      Number of Pooled     Pooled Investment            Performance-             Performance-
Portfolio Manager          Investment Vehicles         Vehicles                 Based Fee            Based Fee Accounts
-----------------          -------------------         --------                 ---------            ------------------

Kenneth R. Bowling                0                       $0                        0                       $0
Jamie Guenther                    0                       $0                        0                       $0
John Brennan                      0                       $0                        0                       $0
Bruce Harley                      0                       $0                        0                       $0
J. Richard Robben                 0                       $0                        0                       $0
David Vignolo                     0                       $0                        0                       $0
J. Kevin Horsley                  0                       $0                        0                       $0
Stephen Willer                    0                       $0                        0                       $0

Other Accounts Managed:

                                                                         Number of Other Accounts     Total Assets of
Name of                      Number of Other       Total Assets of          with Performance-           Performance-
Portfolio Manager                Accounts           Other Accounts              Based Fee            Based Fee Accounts
-----------------                --------           --------------              ---------            ------------------

Kenneth R. Bowling                0                       $0                        0                       $0
Jamie Guenther                    0                       $0                        0                       $0
John Brennan                      0                       $0                        0                       $0
Bruce Harley                      0                       $0                        0                       $0
J. Richard Robben                 0                       $0                        0                       $0
David Vignolo                     1                  $199,743,304                   0                       $0
J. Kevin Horsley                  0                       $0                        0                       $0
Stephen Willer                    0                       $0                        0                       $0





               Please Retain This Supplement for Future Reference


December 1, 2008